UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09869

Franklin Floating Rate Master Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA	94403-1906
(Address of principal executive offices)	(Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650 312-2000

Date of fiscal year end: 7/31

Date of reporting period: 1/31/20

Item 1. Reports to Stockholders.

FRANKLIN FLOATING RATE MASTER SERIES

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Beginning Account Value 8/1/19	Ending Account Value 1/31/20	Paid During Period 8/1/19–1/31/201, [2]	Ending Account Value 1/31/20	Paid During Period 8/1/19–1/31/201, [2]	Net Annualized Expense Ratio[2]

$1,000	$1,007.50	$2.67	$1,022.47	$2.69	0.53%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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FRANKLIN FLOATING RATE MASTER TRUST

FRANKLIN FLOATING RATE MASTER SERIES

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Consolidated Statement of Investments

The Trust, on behalf of the Fund, files a complete consolidated statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

1	Semiannual Report

FRANKLIN FLOATING RATE MASTER TRUST

Financial Highlights

Franklin Floating Rate Master Series

	Six Months Ended
	January 31, 2020		Year Ended July 31,
	(unaudited)	2019	2018	2017	2016	2015
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$ 8.18	$ 8.54	$ 8.69	$ 8.47	$ 8.65	$ 8.92

Income from investment operations[a]:

Net investment income	0.258	0.460	0.398	0.332	0.419	0.391

Net realized and unrealized gains (losses)	(0.201)	(0.378)	(0.156)	0.221	(0.184)	(0.270)

Total from investment operations	0.057	0.082	0.242	0.553	0.235	0.121

Less distributions from:

Net investment income	(0.257)	(0.442)	(0.392)	(0.333)	(0.415)	(0.391)

Net asset value, end of period	$ 7.98	$ 8.18	$ 8.54	$ 8.69	$ 8.47	$ 8.65

Total return[b]	0.75%	0.98%	2.73%	6.71%	3.07%	1.30%

Ratios to average net assets[c]

Expenses before waiver and payments by affiliates	0.56%	0.55%	0.55%	0.55%	0.55%	0.77%

Expenses net of waiver and payments by affiliates[d]	0.53%	0.53%	0.53%	0.53%	0.53%	0.67%

Net investment income	6.08%	5.29%	4.60%	3.78%	5.03%	4.43%

Supplemental data

Net assets, end of period (000’s)	$660,995	$1,054,679	$1,760,544	$2,090,626	$1,363,955	$1,959,681

Portfolio turnover rate	7.44%	27.92% [e]	49.97%	67.00%	28.94%	62.43%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bTotal return is not annualized for periods less than one year.

cRatios are annualized for periods less than one year.

dBenefit of expense reduction rounds to less than 0.01%.

eExcludes the value of portfolio activity as a result of in-kind transactions.

The accompanying notes are an integral part of these financial statements. | Semiannual Report	2

FRANKLIN FLOATING RATE MASTER TRUST

Statement of Investments, January 31, 2020 (unaudited)

Franklin Floating Rate Master Series

	Country	Shares		Value	% of Net Assets
Common Stocks
Diversified Support Services
[a,b] Remington Outdoor Co. Inc.	United States	1,048,435		$655,272	0.10

Forest Products
[a,b,c,d] Appvion Operations Inc.	United States	563,596		8,180,963	1.24

Oil & Gas Exploration & Production
[a] Samson Resources II LLC	United States	155,501		3,090,582	0.46

Total Common Stocks (Cost $50,132,461)				11,926,817	1.80

Management Investment Companies
Other Diversified Financial Services
[e] Franklin Floating Rate Income Fund	United States	3,457,563		28,939,790	4.38
[e] Franklin Liberty Senior Loan ETF	United States	1,093,000		27,341,395	4.14

Total Management Investment Companies (Cost $61,593,342)				56,281,185	8.52

		Principal Amount	*
Corporate Bonds (Cost $9,535,968)
Industrial Machinery
[f] Onsite Rental Group Operations Pty. Ltd., secured note, PIK, 6.10%, 10/26/23	Australia	$10,725,759		9,840,884	1.49

[g,h] Senior Floating Rate Interests
Aerospace & Defense
[i,j] AI Convoy US Borrower LLC, Term Loan B, TBD, 2/04/27	United States	1,241,000		1,241,000	0.19
Doncasters U.S. Finance LLC,
Second-Lien Term Loans, 10.195%, (3-month USD LIBOR + 8.25%), 10/09/20	United States	7,681,655		888,191	0.13
Term B Loans, 5.445%, (3-month USD LIBOR + 3.50%), 4/09/20	United States	14,666,180		12,422,255	1.88

				14,551,446	2.20

Air Freight & Logistics
XPO Logistics Inc., Refinanced Term Loan, 3.645%, (1-month USD LIBOR + 2.00%), 2/24/25	United States	5,000,000		5,028,435	0.76

Airlines
Air Canada, Term Loans, 3.408%, (1-month USD LIBOR + 1.75%), 10/06/23	Canada	2,990,822		3,003,907	0.45
Allegiant Travel Co., Class B Term Loans, 6.394%, (3-month USD LIBOR + 4.50%), 2/05/24	United States	7,543,000		7,576,001	1.15
Kestrel Bidco Inc & WestJet, Initial Term Loan, 4.684%, (1-month USD LIBOR + 3.00%), 12/11/26	Canada	2,926,118		2,949,632	0.45

				13,529,540	2.05

Alternative Carriers
[i,j] Lineage Logistics LLC, Term Loans, TBD, 2/27/25	United States	800,000		802,166	0.12

3	Semiannual Report

FRANKLIN FLOATING RATE MASTER TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)

	Country	Principal Amount*	Value	% of Net Assets

[g,h] Senior Floating Rate Interests (continued)
Apparel Retail
Ascena Retail Group Inc., Tranche B Term Loan, 6.188%, (1-month USD LIBOR + 4.50%), 8/21/22	United States	$7,239,946	$4,941,263	0.75

Apparel, Accessories & Luxury Goods
[i,j] Champ Acquisition Corp., Initial Term Loan, TBD, 12/21/25	United States	1,100,000	1,101,032	0.17

Asset Management & Custody Banks
Russell Investments U.S. Institutional Holdco Inc., Initial Term Loan, 4.895%, (1-month USD LIBOR + 3.25%), 6/01/23	United States	4,741,899	4,755,532	0.72

Auto Parts & Equipment
Adient U.S. LLC, Initial Term Loans, 6.144% - 6.195%, (3-month USD LIBOR + 4.25%), 5/06/24	United States	5,945,595	5,962,939	0.90
American Axle & Manufacturing Inc., Tranche B Term Loan, 3.92%, (1-month USD LIBOR + 2.25%), 4/06/24	United States	1,459,514	1,461,452	0.22
Clarios Global LP (Power Solutions), Initial Dollar Term Loan, 5.16%, (1-month USD LIBOR + 3.50%), 4/30/26	United States	7,123,911	7,178,765	1.09
TI Group Automotive Systems LLC, Initial US Term Loan, 4.145%, (1-month USD LIBOR + 2.50%), 6/30/22	United States	5,575,397	5,597,464	0.85

			20,200,620	3.06

Automobile Manufacturers
Thor Industries Inc., Initial USD Term Loans, 5.438%, (1-month USD LIBOR + 3.75%), 2/01/26	United States	6,567,668	6,597,715	1.00

Automotive Retail
Wand NewCo. 3 Inc. (Caliber Collision), Initial Term Loan, 5.299%, (3-month USD LIBOR + 3.50%), 2/05/26	United States	1,492,500	1,502,139	0.23

Broadcasting
Diamond Sports Group LLC, Term Loan, 4.91%, (1-month USD LIBOR + 3.25%), 8/24/26	United States	3,850,523	3,845,710	0.58
Gray Television Inc.,
Term B-2 Loan, 4.031%, (1-month USD LIBOR + 2.25%), 2/07/24	United States	10,404,652	10,448,009	1.58
Term C Loan, 4.281%, (1-month USD LIBOR + 2.50%), 1/02/26	United States	2,447,743	2,462,786	0.37
Mission Broadcasting Inc., Term B-3 Loan, 4.031%, (1-month USD LIBOR + 2.25%), 1/17/24	United States	1,558,011	1,562,491	0.24
Nexstar Broadcasting Inc., Term B-3 Loan, 3.90%, (1-month USD LIBOR + 2.25%), 10/26/25	United States	7,653,543	7,675,547	1.16
Sinclair Television Group Inc., Tranche B Term Loans, 3.90%, (1-month USD LIBOR + 2.25%), 1/03/24	United States	9,678,870	9,723,150	1.47

			35,717,693	5.40

Building Products
Resideo Funding Inc., Tranche A Term Loan, 4.20%, (3-month USD LIBOR + 2.25%), 10/25/23	United States	8,170,000	8,129,150	1.23

Cable & Satellite
Charter Communications Operating LLC (CCO Safari III, LLC), Term B-2 Loan, 3.40%, (1-month USD LIBOR + 1.75%), 2/01/27	United States	820,854	825,300	0.12
CSC Holdings LLC, March 2017 Incremental Term Loans, 3.926%, (1-month USD LIBOR + 2.25%), 7/17/25	United States	9,851,527	9,894,588	1.50

			10,719,888	1.62

Semiannual Report	4

FRANKLIN FLOATING RATE MASTER TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)

	Country	Principal Amount*	Value	% of Net Assets

[g,h] Senior Floating Rate Interests (continued)
Casinos & Gaming
Aristocrat Technologies Inc., Term B-3 Loans, 3.577%, (3-month USD LIBOR + 1.75%), 10/19/24	United States	$3,005,411	$3,017,535	0.46
Boyd Gaming Corp.,
Refinancing Term B Loans, 3.811%, (1-week USD LIBOR + 2.25%), 9/15/23	United States	5,353,058	5,378,372	0.81
Term A Loan, 3.561%, (1-week USD LIBOR + 2.00%), 9/15/21	United States	2,000,411	1,995,410	0.30
Caesars Resort Collection LLC, Term B Loans, 4.395%, (1-month USD LIBOR + 2.75%), 12/22/24	United States	6,238,596	6,245,509	0.94
Eldorado Resorts Inc., Initial Term Loan, 3.938%, (1-month USD LIBOR + 2.25%), 4/17/24	United States	3,166,970	3,168,931	0.48
Kingpin Intermediate Holdings LLC, Amendment No. 2 Term Loans, 5.15%, (1-month USD LIBOR + 3.50%), 7/03/24	United States	1,564,200	1,574,628	0.24
Station Casinos LLC,
Term B Facility Loans, 4.15%, (1-month USD LIBOR + 2.50%), 6/08/23	United States	5,897,159	5,920,612	0.90
[i,j] Term Loan B, TBD, 1/31/27	United States	5,900,000	5,900,000	0.89

			33,200,997	5.02

Commodity Chemicals
Univar Solutions USA Inc., first lien, Term B-5 Loans, 3.645%, (1-month USD LIBOR + 2.00%), 7/01/26	United States	354,128	356,508	0.05
Univar USA Inc., Term B-3 Loans, 3.895%, (1-month USD LIBOR + 2.25%), 7/01/24	United States	2,922,270	2,938,707	0.45

			3,295,215	0.50

Communications Equipment
CommScope Inc., Initial Term Loans, 4.895%, (1-month USD LIBOR + 3.25%), 4/04/26	United States	5,049,060	5,064,182	0.77

Consumer Finance
Realogy Group LLC,
Initial Term A Loan, 3.895%, (1-month USD LIBOR + 2.25%), 2/08/23	United States	357,662	352,297	0.05
Initial Term B Loans, 3.895%, (1-month USD LIBOR + 2.25%), 2/08/25	United States	538,626	534,811	0.08

			887,108	0.13

Data Processing & Outsourced Services
Iron Mountain Information Management LLC, Term B Loan, 3.395%, (1-month USD LIBOR + 1.75%), 1/26/26	United States	1,650,913	1,649,538	0.25
Neustar Inc.,
TLB4, 5.145%, (1-month USD LIBOR + 3.50%), 8/08/24	United States	1,488,578	1,399,728	0.21
TLB5, 6.145%, (1-month USD LIBOR + 4.50%), 8/08/24	United States	6,263,778	6,075,864	0.92
WEX Inc., Term B-3 Loan, 3.895%, (1-month USD LIBOR + 2.25%), 5/17/26	United States	7,190,694	7,247,321	1.10

			16,372,451	2.48

Diversified Support Services
Ventia Pty. Ltd., Term B Loans, 5.445%, (3-month USD LIBOR + 3.50%), 5/21/26	Australia	8,321,157	8,341,960	1.26

5	Semiannual Report

FRANKLIN FLOATING RATE MASTER TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)

	Country	Principal Amount*	Value	% of Net Assets

[g,h] Senior Floating Rate Interests (continued)
Electric Utilities
EFS Cogen Holdings I LLC (Linden),
Term B Advance, 4.90%, (1-month USD LIBOR + 3.25%), 6/28/23	United States	$1,584,624	$1,583,963	0.24
Term B Advance, 5.20%, (3-month USD LIBOR + 3.25%), 6/28/23	United States	3,846,190	3,844,586	0.58
Vistra Operations Company LLC, 2018 Incremental Term Loans, 3.395% - 3.419%, (1-month USD LIBOR + 1.75%), 12/31/25	United States	238,005	239,716	0.04

			5,668,265	0.86

Environmental & Facilities Services
Harsco Corp., Term Loan B-2, 3.938%, (1-month USD LIBOR + 2.25%), 12/10/24	United States	4,413,672	4,438,499	0.67

Food Distributors
Aramark Corp., U.S. Term B-3 Loan, 3.395%, (1-month USD LIBOR + 1.75%), 3/11/25	United States	1,579,533	1,588,418	0.24
Nutraceutical International Corp., Term Loans, 4.895%, (1-month USD LIBOR + 3.25%), 8/22/23	United States	2,860,429	2,769,253	0.42

			4,357,671	0.66

Food Retail
BI-LO LLC (Southeastern Grocers), FILO Loan (ABL), 7.159%, (3-month USD LIBOR + 5.25%), 5/31/22	United States	3,875,000	3,884,687	0.59
Whatabrands LLC (Whataburger), Term Loan B, 4.984%, (1-month USD LIBOR + 3.25%), 8/02/26	United States	1,540,209	1,546,948	0.23

			5,431,635	0.82

Forest Products
[b] Appvion Operations, Inc.,
Term Loan, 7.79%, (1-month USD LIBOR + 6.00%), 6/15/26	United States	3,082,250	3,113,072	0.47
Term Loan, 7.91%, (3-month USD LIBOR + 6.00%), 6/15/26	United States	5,469,089	5,523,780	0.84

			8,636,852	1.31

General Merchandise Stores
[f] 99 Cents Only Stores,
First Lien Term Loan, PIK, 8.445%, (3-month USD LIBOR + 6.50%), 1/13/22	United States	10,097,632	8,431,523	1.27
First Lien Term Loan, PIK, 8.535%, (6-month USD LIBOR + 6.50%), 1/13/22	United States	7,581,225	6,330,323	0.96

			14,761,846	2.23

Health Care Distributors
Mallinckrodt International Finance SA & Mallinckrodt CB LLC, 2017 Term B Loans, 4.695%, (3-month USD LIBOR + 2.75%), 9/24/24	Luxembourg	2,956,320	2,485,772	0.37

Health Care Facilities
[i,j] US Anesthesia Partners Inc., First Lien Term Loan, TBD, 6/23/24	United States	300,000	299,125	0.04

Semiannual Report	6

FRANKLIN FLOATING RATE MASTER TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)

	Country	Principal Amount*	Value	% of Net Assets

[g,h] Senior Floating Rate Interests (continued)
Health Care Services
Air Medical Group Holdings Inc., 2018 New Term Loans, 5.895%, (1-month USD LIBOR + 4.25%), 3/14/25	United States	$5,377,877	$5,224,941	0.79
Catalent Pharma Solutions Inc., Dollar Term B-2 Loan, 3.895%, (1-month USD LIBOR + 2.25%), 5/17/26	United States	2,874,001	2,893,135	0.44
DaVita Inc., Tranche B Term Loan, 3.895%, (1-month USD LIBOR + 2.25%), 8/12/26	United States	2,340,504	2,350,952	0.36
National Mentor Holdings Inc.,
Initial Term C Loans, 5.65%, (1-month USD LIBOR + 4.00%), 3/08/26	United States	140,205	141,415	0.02
Initial Term Loans, 5.65%, (1-month USD LIBOR + 4.00%), 3/08/26	United States	2,519,675	2,541,407	0.38

			13,151,850	1.99

Health Care Technology
IQVIA Inc., Term B-1 Dollar Loans, 3.695%, (3-month USD LIBOR + 1.75%), 3/07/24	United States	5,681,250	5,716,758	0.86

Industrial Machinery
Altra Industrial Motion Corp., Term Loan, 3.645%, (1-month USD LIBOR + 2.00%), 10/01/25	United States	6,479,055	6,512,228	0.99
Navistar Inc., Tranche B Term Loan, 5.17%, (1-month USD LIBOR + 3.50%), 11/06/24	United States	10,812,791	10,856,648	1.64
Onsite Rental Group Operations Pty. Ltd., Term Loan, 6.16%, (1-month USD LIBOR + 4.50%), 10/25/22	Australia	7,844,960	7,609,611	1.15
RBS Global Inc. (Rexnord), Term Loan B, 3.41%, (1-month USD LIBOR + 1.75%), 8/21/24	United States	3,359,375	3,380,942	0.51

			28,359,429	4.29

Insurance Brokers
[i,j] Alliant Holdings Intermediate LLC, Initial Term Loan, TBD, 5/10/25	United States	1,570,000	1,570,736	0.24

Integrated Telecommunication Services
Global Tel*Link Corp.,
First Lien Term Loan, 5.895%, (1-month USD LIBOR + 4.25%), 11/29/25	United States	4,837,382	4,642,678	0.70
Second Lien Term Loan, 9.895%, (1-month USD LIBOR + 8.25%), 11/29/26	United States	3,809,967	3,386,900	0.51
Securus Technologies Holdings Inc.,
Initial Term Loan, 6.145%, (1-month USD LIBOR + 4.50%), 11/01/24	United States	989,899	778,616	0.12
Second Lien Initial Loan, 9.895%, (1-month USD LIBOR + 8.25%), 11/01/25	United States	2,238,910	1,089,510	0.17

			9,897,704	1.50

Internet Services & Infrastructure
LegalZoom.com Inc., 2018 Term Loans, 6.145%, (1-month USD LIBOR + 4.50%), 11/21/24	United States	4,051,771	4,082,159	0.62
TIBCO Software Inc., Term B-2 Loans, 5.74%, (1-month USD LIBOR + 4.00%), 6/30/26	United States	8,094,188	8,144,712	1.23

			12,226,871	1.85

7	Semiannual Report

FRANKLIN FLOATING RATE MASTER TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)

	Country	Principal Amount*	Value	% of Net Assets

[g,h] Senior Floating Rate Interests (continued)
Leisure Facilities
24 Hour Fitness Worldwide Inc., Term Loan, 5.145%, (1-month USD LIBOR + 3.50%), 5/30/25	United States	$9,249,615	$7,242,449	1.10
Equinox Holdings Inc., Term B-1 Loans, 4.645%, (1-month USD LIBOR + 3.00%), 3/08/24	United States	5,323,375	5,321,378	0.80
NASCAR Holdings Inc., Initial Term Loans, 4.408%, (1-month USD LIBOR + 2.75%), 10/18/26	United States	2,921,609	2,954,477	0.45

			15,518,304	2.35

Leisure Products
Playtika Holding Corp., Term B Loans, 7.645%, (1-month USD LIBOR + 6.00%), 12/10/24	United States	1,690,000	1,708,485	0.26
[i,j] PUG LLC (Viagogo/StubHub), Term B Loan, TBD, 2/13/27	United States	1,260,000	1,258,425	0.19

			2,966,910	0.45

Life Sciences Tools & Services
Syneos Health Inc., (INC Research, LLC), Initial Term B Loans, 3.645%, (1-month USD LIBOR + 2.00%), 8/01/24	United States	1,929,993	1,941,091	0.29

Managed Health Care
[i,j] Phoenix Guarantor Inc., Tranche B-1 Term Loan, TBD, 3/05/26	United States	1,296,954	1,303,439	0.20

Mortgage REITs
Blackstone Mortgage Trust Inc., 2019 New Term Loans, 3.895%, (1-month USD LIBOR + 2.25%), 4/23/26	United States	665,192	668,518	0.10

Movies & Entertainment
Lions Gate Capital Holdings LLC, Term A Loan, 3.395%, (1-month USD LIBOR + 1.75%), 3/22/23	Canada	4,277,331	4,250,598	0.64

Office Services & Supplies
[i,j] Pitney Bowes Inc., Term Loan B, TBD, 1/15/25	United States	1,700,000	1,692,902	0.26
West Corp., Term B Loans, 5.645%, (1-month USD LIBOR + 4.00%), 10/10/24	United States	1,723,134	1,474,510	0.22

			3,167,412	0.48

Oil & Gas Exploration & Production
Fieldwood Energy LLC, Closing Date Loans, 7.027%, (3-month USD LIBOR + 5.25%), 4/11/22	United States	25,460,344	22,033,814	3.33
Utex Industries Inc.,
Initial Term Loan (First Lien), 5.645%, (1-month USD LIBOR + 4.00%), 5/21/21	United States	14,135,978	12,121,601	1.84
Second Lien Initial Term Loan, 8.895%, (1-month USD LIBOR + 7.25%), 5/20/22	United States	128,288	71,414	0.01

			34,226,829	5.18

Semiannual Report	8

FRANKLIN FLOATING RATE MASTER TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)

	Country	Principal Amount*	Value	% of Net Assets

[g,h] Senior Floating Rate Interests (continued)
Oil & Gas Storage & Transportation
Buckeye Partners LP, Initial Term Loans, 4.531%, (1-month USD LIBOR + 2.75%), 11/01/26	United States	$2,893,062	$2,925,308	0.44
Centurion Pipeline Co. LLC, Initial Term Loans, 4.895%, (1-month USD LIBOR + 3.25%), 9/28/25	United States	3,100,926	3,110,616	0.47
[i,j] Equitrans Midstream Corp., Loans, TBD, 1/31/24	United States	300,000	294,500	0.05
Strike LLC, Term Loan, 10.064%, (6-month USD LIBOR + 8.00%), 11/30/22	United States	6,626,887	6,618,604	1.00

			12,949,028	1.96

Other Diversified Financial Services
Asurion LLC,
AM No. 14 Replacement B-4 Term Loans, 4.645%, (1-month USD LIBOR + 3.00%), 8/04/22	United States	3,495,136	3,507,806	0.53
Replacement B-6 Term Loans, 4.645%, (1-month USD LIBOR + 3.00%), 11/03/23	United States	3,037,834	3,051,124	0.46
Second Lien Replacement B-2 Term Loans, 8.145%, (1-month USD LIBOR + 6.50%), 8/04/25	United States	85,525	86,787	0.01
[i,j] Maverick Purchaser Sub LLC, first lien, Term Loan, TBD, 1/31/27	United States	900,000	906,750	0.14

			7,552,467	1.14

Packaged Foods & Meats
B&G Foods Inc., Tranche B-4 Term Loan, 4.145%, (1-month USD LIBOR + 2.50%), 10/10/26	United States	686,175	689,178	0.10
CSM Bakery Supplies LLC,
Second Lien Term Loan, 9.62%, (3-month USD LIBOR + 7.75%), 7/03/21	United States	5,669,378	5,431,973	0.82
Term Loans, 5.87%, (3-month USD LIBOR + 4.00%), 7/03/20	United States	9,903,933	9,652,204	1.46
JBS USA Lux SA, New Term Loans, 3.645%, (1-month USD LIBOR + 2.00%), 5/01/26	United States	11,848,106	11,927,097	1.81

			27,700,452	4.19

Paper Packaging
Berry Global Inc.,
Term W Loans, 3.677%, (1-month USD LIBOR + 2.00%), 10/01/22	United States	2,940,881	2,962,020	0.45
Term Y Loans, 3.781%, (1-month USD LIBOR + 2.00%), 7/01/26 .	United States	6,699,143	6,743,806	1.02

			9,705,826	1.47

Personal Products
[c] FGI Operating Co. LLC (Freedom Group),
[f] Term Loan, PIK, 12.00%, (3-month USD LIBOR + 10.00%), 5/15/22	United States	11,513,813	10,881,652	1.65
Term Loan FILO, 9.409% - 9.50%, (3-month USD LIBOR + 7.50%), 5/15/21	United States	6,848,631	6,860,639	1.04
[i,j] Knowlton Development Corp., Initial Term Loan, TBD, 12/21/25	United States	1,069,660	1,072,780	0.16
[i] Sunshine Luxembourg VII SARL (Nestle Skin Health), Facility B1 Commitments, 6.195%, (3-month USD LIBOR + 4.25%), 9/25/26	Luxembourg	1,330,000	1,336,816	0.20

			20,151,887	3.05

9	Semiannual Report

FRANKLIN FLOATING RATE MASTER TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)

	Country	Principal Amount*	Value	% of Net Assets

[g,h] Senior Floating Rate Interests (continued)
Pharmaceuticals
Endo Luxembourg Finance Co. I S.A.R.L. and Endo LLC, Initial Term Loans, 5.938%, (1-month USD LIBOR + 4.25%), 4/29/24	United States	$1,476,105	$1,430,715	0.22
Grifols Worldwide Operations USA Inc., Dollar Tranche B Term Loan, 3.561%, (1-week USD LIBOR + 2.00%), 11/15/27	United States	8,311,097	8,397,042	1.27
Horizon Pharma Inc., Seventh Amendment Refinancing Term Loans, 4.00%, (1-month USD LIBOR + 2.25%), 5/22/26	United States	8,574,271	8,649,295	1.31
Valeant Pharmaceuticals International, Initial Term Loans, 4.67%, (1-month USD LIBOR + 3.00%), 6/02/25	United States	7,864,426	7,907,193	1.19

			26,384,245	3.99

Railroads
Genesee & Wyoming Inc., Initial Term Loan, 3.906%, (3-month USD LIBOR + 2.00%), 12/30/26	United States	645,152	650,931	0.10

Research & Consulting Services
Nielsen Finance LLC (VNU Inc.), Class B-4 Term Loans (VNU Inc.), 3.699%, (1-month USD LIBOR + 2.00%), 10/04/23	United States	1,682,697	1,687,956	0.25

Restaurants
NPC International Inc., Second Lien Initial Term Loan, 9.277%, (3-month USD LIBOR + 7.50%), 4/20/25	United States	4,842,941	193,718	0.03

Semiconductor Equipment
MKS Instruments Inc., Tranche B-6 Term Loans, 3.395%, (1-month USD LIBOR + 1.75%), 2/02/26	United States	2,422,229	2,428,284	0.37

Specialized Consumer Services
NVA Holdings Inc.,
Term B-3 Loan, 6.50%, (Prime + 1.75%), 2/02/25	United States	5,094,909	5,100,085	0.77
Term B-4 Loan, 7.25%, (Prime + 2.50%), 2/02/25	United States	881,849	885,156	0.13
Sabre GLBL Inc.,
2017 Other Term A Loans, 3.895%, (1-month USD LIBOR + 2.25%), 7/01/22	United States	2,353,101	2,359,965	0.36
2018 Other Term B Loans, 3.645%, (1-month USD LIBOR + 2.00%), 2/22/24	United States	363,958	365,778	0.06

			8,710,984	1.32

Specialty Chemicals
Axalta Coating Systems U.S. Holdings Inc. (DuPont Performance Coatings), Term B-3 Dollar Loan, 3.695%, (3-month USD LIBOR + 1.75%), 6/01/24	United States	6,181,531	6,189,258	0.93
Oxbow Carbon LLC, Tranche B Term Loan, 5.395%, (1-month USD LIBOR + 3.75%), 1/04/23	United States	3,343,068	3,351,426	0.51

			9,540,684	1.44

Semiannual Report	10

FRANKLIN FLOATING RATE MASTER TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)

	Country	Principal Amount*	Value	% of Net Assets

[g,h] Senior Floating Rate Interests (continued)
Specialty Stores
[i] Bass Pro Group LLC, Initial Term Loans, 6.645%, (1-month USD LIBOR + 5.00%), 9/25/24	United States	$1,700,000	$1,698,584	0.26
General Nutrition Centers Inc.,
FILO Term Loan (ABL), 8.65%, (1-month USD LIBOR + 7.00%), 12/31/22	United States	1,155,266	1,158,293	0.17
Tranche B-2 Term Loans, 10.40%, (1-month USD LIBOR + 8.75%), 3/04/21	United States	18,983,599	18,046,283	2.73
Harbor Freight Tools USA Inc., Refinancing Loans, 4.145%, (1-month USD LIBOR + 2.50%), 8/19/23	United States	1,637,061	1,628,466	0.25
Jo-Ann Stores Inc., Initial Loans, 6.66%, (1-month USD LIBOR + 5.00%), 10/23/23	United States	2,743,560	2,023,376	0.30
Michaels Stores Inc., 2018 New Replacement Term B Loan, 4.15% -4.161%, (1-month USD LIBOR + 2.50%), 1/28/23	United States	7,615,010	7,383,841	1.12
PetSmart Inc., Amended Loan, 5.67%, (1-month USD LIBOR + 4.00%), 3/11/22	United States	66,731	66,683	0.01
[i,j] Staples Inc., 2019 Refinancing Term B-1 Loans, TBD, 4/12/26	United States	1,663,966	1,635,541	0.25

			33,641,067	5.09

Systems Software
[i] Dcert Buyer Inc., Initial Term Loans, 5.645%, (1-month USD LIBOR + 4.00%), 10/16/26	United States	2,290,778	2,296,505	0.35
[i] Finastra USA Inc., Dollar Term Loan, 5.277%, (3-month USD LIBOR + 3.50%), 6/13/24	United States	3,395,059	3,366,867	0.51
Go Daddy Operating Co. LLC, Tranche B-2 Term Loan, 3.395%, (1-month USD LIBOR + 1.75%), 2/15/24	United States	4,102,679	4,117,744	0.62
[i] Infor (U.S.) Inc. (Lawson), Tranche B-6 Term Loan, 4.695%, (3-month USD LIBOR + 2.75%), 2/01/22	United States	1,660,000	1,673,280	0.25
[i,j] Perforce Software Inc., First Lien Term Loan, TBD, 7/08/26	United States	1,190,000	1,192,975	0.18
[i,j] Quest Software US Holdings Inc., Term Loan B, TBD, 5/18/25	United States	650,000	650,745	0.10
[i,j] Sophos (Surf Holdings LLC), Term Loan B, TBD, 3/31/27	United States	1,302,410	1,312,178	0.20
[i,j] Vertafore Inc., Initial Term Loans, TBD, 7/02/25	United States	481,928	477,108	0.07

			15,087,402	2.28

Trucking
Avis Budget Car Rental LLC, Tranche B Term Loans, 3.65%, (1-month USD LIBOR + 2.00%), 2/13/25	United States	9,643,333	9,673,391	1.46
Hertz Corp., Tranche B-1 Term Loan, 4.395%, (1-month USD LIBOR + 2.75%), 6/30/23	United States	4,069,654	4,099,330	0.62
[i,j] The Kenan Advantage Group, Inc., Initial Canadian Term Loan, TBD, 7/29/22	United States	322,755	322,621	0.05
[i,j] Kenan Advantage Group, Inc., Initial U.S. Term Loans, TBD, 7/31/22	United States	1,357,245	1,356,679	0.21

			15,452,021	2.34

Total Senior Floating Rate Interests (Cost $594,642,026)			567,621,598	85.87

11	Semiannual Report

FRANKLIN FLOATING RATE MASTER TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)

	Country		Value	% of Net Assets
Escrows and Litigation Trusts
[a,c] Millennium Corporate Claim Trust, Escrow Account	United States	6,589,710	$—	0.00
[a,c] Millennium Lender Claim Trust, Escrow Account	United States	6,589,709	—	0.00
[a,b,c,d] Remington Outdoor Co. Inc., Litigation Units	United States	98,704	—	0.00

Total Escrows and Litigation Trusts (Cost $—)			—	0.00

Total Investments before Short Term Investments (Cost $715,903,797)			645,670,484	97.68

		Principal Amount*

Short Term Investments (Cost $29,972,621)

Repurchase Agreements
[k] Joint Repurchase Agreement, 1.568%, 2/03/20 (Maturity Value $29,976,538)
BNP Paribas Securities Corp. (Maturity Value $13,894,125)
Deutsche Bank Securities Inc. (Maturity Value $4,503,975)
HSBC Securities (USA) Inc. (Maturity Value $11,578,438)
Collateralized by U.S. Government Agency Securities, 2.625% - 5.00%, 9/06/24 - 12/20/49; U.S. Government Agency Strips, 5/15/21 - 11/15/39;I U.S. Treasury Bills, 2/06/20 - 1/28/21; U.S. Treasury Bonds, 2.875% - 4.375%, 11/15/39 - 8/15/45; U.S. Treasury Bonds, Index Linked, 2.00%, 1/15/26; and U.S. Treasury Notes, 1.375% - 2.625%, 3/31/21 - 12/31/25 (valued at $ 30,574,088)	United States	$29,972,621	29,972,621	4.54

Total Investments (Cost $745,876,418)			675,643,105	102.22

Other Assets, less Liabilities			(14,648,605)	(2.22)

Net Assets			$660,994,500	100.00

See Abbreviations on page 25.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aNon-income producing.

bSee Note 10 regarding holdings of 5% voting securities.

cFair valued using significant unobservable inputs. See Note 13 regarding fair value measurements.

dSee Note 8 regarding restricted securities.

eSee Note 3(d) regarding investments in affiliated management investment companies.

fIncome may be received in additional securities and/or cash.

gThe coupon rate shown represents the rate at period end.

hSee Note 1(e) regarding senior floating rate interests.

iA portion or all of the security purchased on a delayed delivery basis. See Note 1(c).

jA portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of settlement and will be based upon a reference index/floor plus a spread.

kSee Note 1(b) regarding joint repurchase agreement.

lThe security was issued on a discount basis with no stated coupon rate.

The accompanying notes are an integral part of these financial statements. | Semiannual Report	12

FRANKLIN FLOATING RATE MASTER TRUST

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

January 31, 2020 (unaudited)

Franklin Floating Rate Master Series

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$ 596,338,672
Cost - Controlled affiliates (Note 3d and 10)	27,581,168
Cost - Non-controlled affiliates (Note 3d and 10)	91,983,957
Cost - Unaffiliated repurchase agreements	29,972,621

Value - Unaffiliated issuers	$ 571,916,212
Value - Controlled affiliates (Note 3d and 10)	27,341,395
Value - Non-controlled affiliates (Note 3d and 10)	46,412,877
Value - Unaffiliated repurchase agreements	29,972,621
Cash	1,730,346
Receivables:
Investment securities sold	14,752,214
Dividends and interest	4,380,409
Other assets	37

Total assets	696,506,111

Liabilities:
Payables:
Investment securities purchased	31,495,421
Management fees	284,431
Trustees’ fees and expenses	10,341
Distributions to shareholders	3,652,056
Accrued expenses and other liabilities	69,362

Total liabilities	35,511,611

Net assets, at value	$ 660,994,500

Net assets consist of:
Paid-in capital	$ 982,021,396
Total distributable earnings (losses)	(321,026,896)

Net assets, at value	$ 660,994,500

Shares outstanding	82,796,583

Net asset value and maximum offering price per share ($660,994,500÷82,796,583 shares outstanding)	$7.98

13	Semiannual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FLOATING RATE MASTER TRUST

FINANCIAL STATEMENTS

Statement of Operations

for the six months ended January 31, 2020 (unaudited)

Franklin Floating Rate Master Series

Investment income:
Dividends:
Unaffiliated issuers	$ 311,002
Controlled affiliates (Note 3d and 10)	530,837
Non-controlled affiliates (Note 3d and 10)	939,433
Interest:
Unaffiliated issuers	24,231,903
Non-controlled affiliates (Note 10)	283,136

Total investment income	26,296,311

Expenses:
Management fees (Note 3a)	2,114,389
Custodian fees (Note 4)	2,908
Reports to shareholders	3,384
Registration and filing fees	62
Professional fees	64,366
Trustees’ fees and expenses	39,057
Other	28,500

Total expenses	2,252,666
Expense reductions (Note 4)	(1,879)
Expenses waived/paid by affiliates (Note 3d and 3e)	(136,312)

Net expenses	2,114,475

Net investment income	24,181,836

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(32,634,718)
Non-controlled affiliates (Note 3d and 10)	(1,376)
Swap contracts	(483,560)

Net realized gain (loss)	(33,119,654)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	11,702,596
Controlled affiliates (Note 3d and 10)	143,948
Non-controlled affiliates (Note 3d and 10)	(535,762)
Swap contracts	503,467

Net change in unrealized appreciation (depreciation)	11,814,249

Net realized and unrealized gain (loss)	(21,305,405)

Net increase (decrease) in net assets resulting from operations	$ 2,876,431

The accompanying notes are an integral part of these financial statements. | Semiannual Report	14

FRANKLIN FLOATING RATE MASTER TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Franklin Floating Rate Master Series

	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019

Increase (decrease) in net assets:
Operations:
Net investment income	$ 24,181,836	$ 83,279,983
Net realized gain (loss)	(33,119,654)	(15,933,395)
Net change in unrealized appreciation (depreciation)	11,814,249	(52,981,926)

Net increase (decrease) in net assets resulting from operations	2,876,431	14,364,662

Distributions to shareholders	(25,279,938)	(81,930,270)

Capital share transactions (Note 2)	(371,281,466)	(638,298,735)

Net increase (decrease) in net assets	(393,684,973)	(705,864,343)
Net assets:
Beginning of period	1,054,679,473	1,760,543,816

End of period	$ 660,994,500	$1,054,679,473

15	Semiannual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FLOATING RATE MASTER TRUST

Notes to Financial Statements (unaudited)

Franklin Floating Rate Master Series

1.  Organization and Significant Accounting Policies

Franklin Floating Rate Master Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of two separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Franklin Floating Rate Master Series (Fund) is included in this report. The Fund’s shares are exempt from registration under the Securities Act of 1933.

The following summarizes the Fund’s significant accounting policies.

a.   Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value.

In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

b.   Joint Repurchase Agreement

The Fund enters into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to

Semiannual Report	16

FRANKLIN FLOATING RATE MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)

1.  Organization and Significant Accounting

Policies (continued)

b.   Joint Repurchase Agreement (continued)

the Fund’s custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are subject to the terms of Master Repurchase Agreements (MRAs) with approved counterparties (sellers). The MRAs contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities it holds as collateral and apply the proceeds towards the repurchase price and any other amounts owed by the seller to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The joint repurchase agreement held by the Fund at period end, as indicated in the Statement of Investments, had been entered into on January 31, 2020.

c.   Securities Purchased on a Delayed Delivery Basis

The Fund purchases securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d.   Derivative Financial Instruments

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts are reflected in the Statement of Assets and Liabilities and represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss in the Statement of Operations.

See Note 9 regarding other derivative information.

17	Semiannual Report

FRANKLIN FLOATING RATE MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)

e.   Senior Floating Rate Interests

The Fund invests in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to certain restrictions on resale. On July 27, 2017, the United Kingdom’s Financial Conduct Authority announced its intention to cease sustaining LIBOR after 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments that use or may use a floating rate based on LIBOR cannot yet be determined.

f.   Income Taxes

The Fund is a disregarded entity for U.S. income tax purposes. As such, no provision has been made for income taxes because all income, expenses, gains and losses are allocated to a non-U.S. beneficial owner for inclusion in its individual income tax return, as applicable.

g.   Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Facility fees are recognized as income over the expected term of the loan. Dividend income is recorded on the ex-dividend date. Effective, September 23, 2019, the Fund’s gross investment income is distributed to the owner daily and paid monthly. Prior to that date, the

Fund’s net investment income was distributed to the owner daily and paid monthly. Net capital gains (or losses) realized by the Fund will not be distributed. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust or based on the ratio of number of shareholders of each Fund to the combined number of shareholders of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

h.   Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

i.   Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

Semiannual Report	18

FRANKLIN FLOATING RATE MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)

2.  Shares of Beneficial Interest

At January 31, 2020, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	January 31, 2020		July 31, 2019

	Shares	Amount	Shares	Amount

Shares sold	3,367,145	$27,161,750	24,158,998	$204,399,612
Shares redeemed	(49,582,282)	(398,443,216)	(101,353,074)	(842,698,347)

Net increase (decrease)	(46,215,137)	$(371,281,466)	(77,194,076)	$(638,298,735)

3.  Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a.   Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.530%	Up to and including $2.5 billion
0.450%	Over $2.5 billion, up to and including $6.5 billion
0.430%	Over $6.5 billion, up to and including $11.5 billion
0.400%	Over $11.5 billion, up to and including $16.5 billion
0.390%	Over $16.5 billion, up to and including $19 billion
0.380%	Over $19 billion, up to and including $21.5 billion
0.370%	In excess of $21.5 billion

b.   Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c.   Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

19	Semiannual Report

FRANKLIN FLOATING RATE MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)

d.   Investments in Affiliated Management Investment Companies

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended January 31, 2020, the Fund held investments in affiliated management investment companies as follows:

					Net Change in		Number of
	Value at				Unrealized	Value at	Shares
	Beginning			Realized	Appreciation	End of	Held at End	Dividend
	of Period	Purchases	Sales	Gain (Loss)	(Depreciation)	Period	of Period	Income

Controlled Affiliates

Franklin Liberty Senior Loan ETF	$27,197,447	$ —	$ —	$ —	$143,948	$27,341,395	1,093,000	$ 530,837

Non-Controlled Affiliates

Franklin Floating Rate Income Fund	29,769,605	—	—	—	(829,815)	28,939,790	3,457,563	939,433

Total Affiliated Securities	$56,967,052	$ —	$ —	$ —	$(685,867)	$56,281,185		$1,470,270

e.   Waiver and Expense Reimbursements

Advisers has voluntarily agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses (excluding acquired fund fees and expenses, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) of the Fund do not exceed 0.53% based on the average net assets of the Fund. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end. Advisers may discontinue this waiver at any time upon notice to the Board.

f.   Other Affiliated Transactions

At January 31, 2020, Franklin Floating Rate Fund, PLC owned 100% of the Fund’s outstanding shares. Investment activities of this shareholder could have a material impact on the Fund.

4.  Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended January 31, 2020, the custodian fees were reduced as noted in the Statement of Operations.

5.  Income Taxes

At January 31, 2020, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$746,102,146

Unrealized appreciation	$8,111,379
Unrealized depreciation	(78,570,420)
Net unrealized appreciation (depreciation)	$(70,459,041)

Semiannual Report	20

FRANKLIN FLOATING RATE MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)

5.  Income Taxes (continued)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of bond discounts and premiums and wash sales.

6.  Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended January 31, 2020, aggregated $57,121,748 and $349,450,367, respectively.

7.  Credit Risk

At January 31, 2020, the Fund had 82.7% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities, if any. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

8.  Restricted Securities

The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At January 31, 2020, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:

Shares/		Acquisition
Units	Issuer	Date	Cost	Value

563,596	[a] Appvion Operations Inc.	6/14/18 - 4/12/19	$5,922,238	$8,180,963

98,704	[b] Remington Outdoor Co. Inc., Litigation Units	5/16/18 - 4/12/19	—	—

	Total Restricted Securities (Value is 1.24% of Net Assets)		$5,922,238	$8,180,963

aThe Fund also invests in unrestricted securities of the issuer, valued at $8,636,852 as of January 31, 2020.

bThe Fund also invests in unrestricted securities of the issuer, valued at $655,272 as of January 31, 2020.

9.  Other Derivative Information

For the period ended January 31, 2020, the effect of derivative contracts in the Statement of Operations was as follows:

Net Change in
Unrealized
Derivative Contracts		Net Realized		Appreciation
Not Accounted for as	Statement of	Gain (Loss) for	Statement of	(Depreciation)
Hedging Instruments	Operations Location	the Period	Operations Location	for the Period

	Net realized gain (loss) from:		Net change in unrealized
appreciation (depreciation) on:
Credit contracts	Swap contracts	$(483,560)	Swap contracts	$503,467

21	Semiannual Report

FRANKLIN FLOATING RATE MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)

For the period ended January 31, 2020, the average month end notional amount of swap contracts represented $13,280,857.

See Note 1(d) regarding derivative financial instruments.

10.  Holdings of 5% Voting Securities of Portfolio Companies

The 1940 Act defines “affiliated companies” to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended January 31, 2020, investments in “affiliated companies” were as follows:

							Number of
							Shares/
					Net Change in		Principal
	Value at				Unrealized	Value at	Amount Held
	Beginning			Realized	Appreciation	End of	at End	Investment
Name of Issuer	of Period	Purchases	Sales	Gain (Loss)	(Depreciation)	Period	of Period	Income

Non-Controlled Affiliates
								Dividends

Appvion Operations Inc.	$ 6,443,971	$ —	$—	$—	$ 1,736,992	$ 8,180,963	563,596	$ —
Remington Outdoor Co. Inc.	2,227,925	—	—	—	$(1,572,653)	655,272	1,048,435	—
Remington Outdoor Co. Inc., Litigation Units	—	—	—	—	$ —	—	98,704	—

	$ 8,671,896	$ —	$—	$—	$ 164,339	$ 8,836,235		$ —

								Interest

Appvion Operations, Inc., Term Loan, 6/15/26	$ 8,668,314	—	$(159,800)[a]	$(1,376)	$ 129,714	$ 8,636,852	8,551,339	$283,136

Total Affiliated Securities (Value is 2.6% of Net Assets)	$17,340,210	$ —	$(159,800)	$(1,376)	$ 294,053	$17,473,087		$283,136

aMay include accretion, amortization, partnership adjustments, and/or corporate actions.

11.  Shareholder Distributions

For the period ended January 31, 2020, the Fund made the following distributions:

Payment Date	Amount Per Share

8/29/2019	$0.042239
9/30/2019	0.040877
10/31/2019	0.044829
11/29/2019	0.040981
12/31/2019	0.044719
1/31/2020	0.042976

Total	$0.256621

Semiannual Report	22

FRANKLIN FLOATING RATE MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)

12.  Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matured on February 7, 2020. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective February 7, 2020, the Borrowers renewed the Global Credit Facility for a one year term, maturing February 5, 2021, for a total of $2 billion.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended January 31, 2020, the Fund did not use the Global Credit Facility.

13.  Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

23	Semiannual Report

FRANKLIN FLOATING RATE MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)

A summary of inputs used as of January 31, 2020, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total

Assets:

Investments in Securities:[a]

Equity Investments:[b]

Diversified Support Services	$—	$655,272	$—		$655,272

Forest Products	—	—	8,180,963		8,180,963

Oil & Gas Exploration & Production	—	3,090,582	—		3,090,582

All Other Equity Investments	56,281,185	—	—		56,281,185

Corporate Bonds	—	9,840,884	—		9,840,884

Senior Floating Rate Interests:

Personal Products	—	2,409,596	17,742,291		20,151,887

All Other Senior Floating Rate Interests	—	547,469,711	—		547,469,711

Escrows and Litigation Trusts	—	—	—	[c]	—

Short Term Investments	—	29,972,621	—		29,972,621

Total Investments in Securities	$56,281,185	$593,438,666	$25,923,254		$675,643,105

aFor detailed categories, see the accompanying Statement of Investments.

bIncludes common stocks and management investment companies.

cIncludes securities determined to have no value at January 31, 2020.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period. At January 31, 2020, the reconciliation of assets, is as follows:

												Net Change in
												Unrealized
												Appreciation
								Net	Net			(Depreciation)
	Balance at					Transfer		Realized	Unrealized	Balance		on Assets
	Beginning of					Into (Out of)	Cost Basis	Gain	Appreciation	at End		Held at
	Period		Purchases		Sales	Level 3	Adjustments[a]	(Loss)	(Depreciation)	of Period		PeriodEnd

Assets:
Investments in Securities:
Equity Investments:
Forest Products	$6,443,971		$—		$ —	$—	$ —	$ —	$1,736,992	$ 8,180,963		$1,736,992
Senior Floating Rate Interests:
Oil & Gas Exploration & Production	3,977,013		—		(3,978,246)	—	497	14,677	(13,941)	—		—
Personal Products	17,407,172		—		—	—	566,405	—	(231,286)	17,742,291		(231,286)
Escrows and Litigation Trusts	—	[b]	—	[b]	—	—	—	—	—	—	[b]	—

Total Investments in Securities	$27,828,156		$—		$(3,978,246)	$—	$566,902	$14,677	$1,491,765	$25,923,254		$1,505,706

aMay include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.

bIncludes securities determined to have no value.

Semiannual Report	24

FRANKLIN FLOATING RATE MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)

13.  Fair Value Measurements (continued)

Significant unobservable valuation inputs for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of January 31, 2020, are as follows:

						Impact to
					Amount/Range	Fair Value
	Fair Value at		Valuation	Unobservable	(Weighted	if Input
Description	End of Year		Technique	Inputs	Averagea)	Increases[b]

Assets:
Investments in Securities:
Equity Investments:
Forest Products	$8,180,963		Discounted cash flow	Weighted average cost of capital	16.8%	Decrease[c]

				Total unlevered free cashflows	$152.5 mil	Increase[c]

				Discount for lack of marketability	20.0%	Decrease[d]

				Long term growth	0.0%	Increase

Senior Floating Rate Interests:
					10.6% -15.0%
Personal Products	17,742,291		Discounted cash flow	Discount rate	(13.3%)	Decrease[c]

					$7.9 -$14.9 mil
				Free cash flow	($12.2 mil)	Increase

All other investments[e]	—	[f]

Total	$25,923,254

aWeighted based on the relative fair value of the financial instruments.

bRepresents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.

cRepresents a significant impact to fair value and net assets.

dRepresents a significant impact to fair value but not net assets.

eIncludes fair value of immaterial financial instruments developed using various valuation techniques and unobservable inputs. May also include financial instruments with values derived using private transaction prices or non-public third party pricing information which is unobservable.

fIncludes securities determined to have no value.

14.  Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

Abbreviations

Currency		Selected Portfolio

USD	United States Dollar	ETF	Exchange Traded Fund
		LIBOR	London InterBank Offered Rate
		PIK	Payment-In-Kind
		TBD	To Be Determined

25	Semiannual Report

FRANKLIN FLOATING RATE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Beginning Account Value 8/1/19	Ending Account Value 1/31/20	Paid During Period 8/1/19–1/31/201, [2]	Ending Account Value 1/31/20	Paid During Period 8/1/19–1/31/201, [2]	Net Annualized Expense Ratio[2]

$1,000	$1,003.90	$3.02	$1,022.12	$3.05	0.60%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

Semiannual Report	0

FRANKLIN FLOATING RATE MASTER TRUST

FRANKLIN FLOATING RATE INCOME FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

1	Semiannual Report

FRANKLIN FLOATING RATE MASTER TRUST

Financial Highlights

Franklin Floating Rate Income Fund

	Six Months Ended
	January 31, 2020		Year Ended July 31,
	(unaudited)	2019	2018	2017	2016[a]
Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$ 8.61	$ 9.45	$ 10.04	$ 9.83	$ 10.00

Income from investment operations[b]:

Net investment income	0.269	0.695	0.698	0.686	0.403

Net realized and unrealized gains (losses)	(0.237)	(0.827)	(0.588)	0.214	(0.174)

Total from investment operations	0.032	(0.132)	0.110	0.900	0.229

Less distributions from:

Net investment income	(0.272)	(0.708)	(0.700)	(0.690)	(0.399)

Net asset value, end of period	$ 8.37	$ 8.61	$ 9.45	$ 10.04	$ 9.83

Total return[c]	0.39%	(1.48)%	1.30%	9.25%	2.46%

Ratios to average net assets[d]

Expenses before waiver and payments by affiliates	0.71%	0.71%	0.68%	0.69%	0.71%

Expenses net of waiver and payments by affiliates[e]	0.60%	0.60%	0.60%	0.60%	0.60%

Net investment income	6.49%	7.66%	7.25%	6.82%	5.76%

Supplemental data

Net assets, end of period (000’s)	$256,123	$325,091	$363,071	$303,689	$348,682

Portfolio turnover rate	33.32%	30.93%	55.93%	62.11%	42.49% [f]

aFor the period November 6, 2015 (commencement of operations) to July 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cTotal return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

eBenefit of expense reduction rounds to less than 0.01%.

fExcludes the value of portfolio securities received from purchase in-kind.

The accompanying notes are an integral part of these financial statements. | Semiannual Report	2

FRANKLIN FLOATING RATE MASTER TRUST

Statement of Investments, January 31, 2020 (unaudited)

Franklin Floating Rate Income Fund

	Country	Shares		Value
Common Stocks 1.4%
Diversified Support Services 0.2%
[a,b] Remington Outdoor Co. Inc.	United States	732,184		$457,615

Forest Products 1.2%
[a,c,d] Appvion Operations Inc.	United States	209,637		3,043,019

Total Common Stocks (Cost $35,453,756)				3,500,634

		Principal Amount	*

Corporate Bonds (Cost $7,489,672) 3.1%
Industrial Machinery 3.1%
[e] Onsite Rental Group Operations Pty. Ltd., secured note, PIK, 6.10%, 10/26/23	Australia	$8,660,319		7,945,843

[f,g] Senior Floating Rate Interests 90.7%
Aerospace & Defense 2.8%
[h,i] AI Convoy US Borrower LLC, Term Loan B, TBD, 2/04/27	United States	2,500,000		2,500,000
Doncasters U.S. Finance LLC,
Second-Lien Term Loans, 10.195%, (3-month USD LIBOR + 8.25%), 10/09/20	United States	5,623,654		650,235
Term B Loans, 5.445%, (3-month USD LIBOR + 3.50%), 4/09/20	United States	4,797,805		4,063,741

				7,213,976

Airlines 3.5%
Allegiant Travel Co., Class B Term Loans, 6.394%, (3-month USD LIBOR + 4.50%), 2/05/24	United States	3,859,034		3,875,917
Kestrel Bidco Inc & WestJet, Initial Term Loan, 4.684%, (1-month USD LIBOR + 3.00%), 12/11/26	Canada	5,000,000		5,040,180

				8,916,097

Alternative Carriers 0.3%
[h,i] Lineage Logistics LLC, Term Loans, TBD, 2/27/25	United States	740,000		742,004

Apparel, Accessories & Luxury Goods 0.3%
[h,i] Champ Acquisition Corp., Initial Term Loan, TBD, 12/21/25	United States	750,000		750,704

Asset Management & Custody Banks 0.6%
Russell Investments U.S. Institutional Holdco Inc., Initial Term Loan, 4.895%, (1-month USD LIBOR + 3.25%), 6/01/23	United States	1,514,345		1,518,698

Auto Parts & Equipment 1.0%
Adient U.S. LLC, Initial Term Loans, 6.144% - 6.195%, (3-month USD LIBOR + 4.25%), 5/06/24	United States	2,437,750		2,444,861

Automobile Manufacturers 1.9%
Thor Industries Inc., Initial USD Term Loans, 5.438%, (1-month USD LIBOR + 3.75%), 2/01/26	United States	4,950,249		4,972,896

Automotive Retail 0.2%
[h,i] EG America LLC, Additional Facility Loan, TBD, 2/05/25	United States	581,268		580,481

Broadcasting 4.4%
Diamond Sports Group LLC, Term Loan, 4.91%, (1-month USD LIBOR + 3.25%), 8/24/26	United States	7,516,626		7,507,230
Gray Television Inc., Term C Loan, 4.281%, (1-month USD LIBOR + 2.50%), 1/02/26	United States	2,767,352		2,784,360
Sinclair Television Group Inc., Tranche B Term Loans, 3.90%, (1-month USD LIBOR + 2.25%), 1/03/24	United States	992,327		996,867

				11,288,457

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FRANKLIN FLOATING RATE MASTER TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Income Fund (continued)

	Country	Principal Amount	*	Value

[f,g] Senior Floating Rate Interests (continued)
Cable & Satellite 2.6%
Charter Communications Operating LLC (CCO Safari III, LLC), Term B-2 Loan, 3.40%, (1-month USD LIBOR + 1.75%), 2/01/27	United States	$3,473,573		$3,492,389
CSC Holdings LLC, March 2017 Incremental Term Loans, 3.926%, (1-month USD LIBOR + 2.25%), 7/17/25	United States	1,683,380		1,690,738
WideOpenWest Finance LLC, Term Loan B, 4.904%, (1-month USD LIBOR + 3.25%), 8/19/23	United States	1,514,989		1,504,100

				6,687,227

Casinos & Gaming 0.7%
[h] Caesars Resort Collection LLC, Term B Loans, 4.395%, (1-month USD LIBOR + 2.75%), 12/22/24	United States	1,750,000		1,751,939

Commodity Chemicals 0.2%
[h,i] Cyanco Intermediate Corp., Initial Term Loans, TBD, 3/16/25	United States	492,811		496,199

Communications Equipment 1.2%
[h] CommScope Inc., Initial Term Loans, 4.895%, (1-month USD LIBOR + 3.25%), 4/04/26	United States	2,996,250		3,005,224

Diversified Support Services 0.4%
Ventia Pty. Ltd., Term B Loans, 5.445%, (3-month USD LIBOR + 3.50%), 5/21/26	Australia	1,144,972		1,147,834

Electric Utilities 0.2%
EFS Cogen Holdings I LLC (Linden),
Term B Advance, 4.90%, (1-month USD LIBOR + 3.25%), 6/28/23	United States	180,559		180,484
Term B Advance, 5.20%, (3-month USD LIBOR + 3.25%), 6/28/23	United States	438,251		438,068

				618,552

Food Distributors 0.4%
Aramark Corp., U.S. Term B-4 Loan, 3.47%, (1-month USD LIBOR + 1.75%), 1/15/27	United States	1,088,000		1,093,204

Forest Products 4.6%
Appvion Operations, Inc.,
Term Loan, 7.79%, (1-month USD LIBOR + 6.00%), 6/15/26	United States	4,171,661		4,213,378
Term Loan, 7.91%, (3-month USD LIBOR + 6.00%), 6/15/26	United States	7,402,120		7,476,141

				11,689,519

Health Care Facilities 0.3%
[h,i] US Anesthesia Partners Inc., First Lien Term Loan, TBD, 6/23/24	United States	800,000		797,666

Health Care Services 4.0%
Air Medical Group Holdings Inc., 2018 New Term Loans, 5.895%, (1-month USD LIBOR + 4.25%), 3/14/25	United States	1,911,923		1,857,552
Catalent Pharma Solutions Inc., Dollar Term B-2 Loan, 3.895%, (1-month USD LIBOR + 2.25%), 5/17/26	United States	3,436,302		3,459,181
DaVita Inc., Tranche B Term Loan, 3.895%, (1-month USD LIBOR + 2.25%), 8/12/26	United States	4,987,500		5,009,764

				10,326,497

Hotels, Resorts & Cruise Lines 1.0%
Hilton Worldwide Finance LLC, Refinanced Series B-2 Term Loans, 3.411%, (1-month USD LIBOR + 1.75%), 6/17/26	United States	2,500,000		2,522,070

Semiannual Report	4

FRANKLIN FLOATING RATE MASTER TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Income Fund (continued)

	Country	Principal Amount	*	Value

[f,g] Senior Floating Rate Interests (continued)
Industrial Machinery 8.7%
h Altra Industrial Motion Corp., Term Loan, 3.645%, (1-month USD LIBOR + 2.00%), 10/01/25	United States	$375,281		$377,202
Navistar Inc., Tranche B Term Loan, 5.17%, (1-month USD LIBOR + 3.50%), 11/06/24	United States	13,081,453		13,134,511
Onsite Rental Group Operations Pty. Ltd., Term Loan, 6.16%, (1-month USD LIBOR + 4.50%), 10/25/22	Australia	6,334,266		6,144,239
RBS Global Inc. (Rexnord), Term Loan B, 3.41%, (1-month USD LIBOR + 1.75%), 8/21/24	United States	2,586,207		2,602,810

				22,258,762

Insurance Brokers 0.3%
[h,i] Alliant Holdings Intermediate LLC, Initial Term Loan, TBD, 5/10/25	United States	700,000		700,328

Integrated Telecommunication Services 11.0%
Global Tel*Link Corp., First Lien Term Loan, 5.895%, (1-month USD LIBOR + 4.25%), 11/29/25	United States	14,700,070		14,108,392
Securus Technologies Holdings Inc.,
Initial Term Loan, 6.145%, (1-month USD LIBOR + 4.50%), 11/01/24	United States	12,557,612		9,877,341
Second Lien Initial Loan, 9.895%, (1-month USD LIBOR + 8.25%), 11/01/25	United States	1,645,000		800,498
[h] Zayo Group LLC, 2017 Incremental Refinancing B-1 Term Loan, 3.645%, (1-month USD LIBOR + 2.00%), 1/19/21	United States	3,473,214		3,479,726

				28,265,957

Internet Services & Infrastructure 0.8%
LegalZoom.com Inc., 2018 Term Loans, 6.145%, (1-month USD LIBOR + 4.50%), 11/21/24	United States	1,994,962		2,009,925

Leisure Facilities 3.5%
24 Hour Fitness Worldwide Inc., Term Loan, 5.145%, (1-month USD LIBOR + 3.50%), 5/30/25	United States	4,509,574		3,530,996
Equinox Holdings Inc., Term B-1 Loans, 4.645%, (1-month USD LIBOR + 3.00%), 3/08/24	United States	1,994,898		1,994,150
NASCAR Holdings Inc., Initial Term Loans, 4.408%, (1-month USD LIBOR + 2.75%), 10/18/26	United States	3,432,421		3,471,035

				8,996,181

Leisure Products 1.9%
Playtika Holding Corp., Term B Loans, 7.645%, (1-month USD LIBOR + 6.00%), 12/10/24	United States	3,500,000		3,538,283
[h,i] PUG LLC (Viagogo/StubHub), Term B Loan, TBD, 2/13/27	United States	1,333,333		1,331,667

				4,869,950

Managed Health Care 1.0%
[h,i] Phoenix Guarantor Inc., Tranche B-1 Term Loan, TBD, 3/05/26	United States	2,681,453		2,694,860

Metal & Glass Containers 0.2%
[i] Aleris International Inc., Term Loan, TBD, 2/27/23	United States	394,987		395,852

Movies & Entertainment 1.1%
Live Nation Entertainment Inc., Term Loan B, 3.438%, (1-month USD LIBOR + 1.75%), 10/17/26	United States	2,934,328		2,940,428

Office Services & Supplies 0.6%
[h,i] Pitney Bowes Inc., Term Loan B, TBD, 1/15/25	United States	1,550,000		1,543,529

5	Semiannual Report

FRANKLIN FLOATING RATE MASTER TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Income Fund (continued)

	Country	Principal Amount	*	Value

[f,g] Senior Floating Rate Interests (continued)
Oil & Gas Exploration & Production 7.0%
Fieldwood Energy LLC, Closing Date Loans, 7.027%, (3-month USD LIBOR + 5.25%), 4/11/22	United States	$20,615,151		$17,840,702

Oil & Gas Storage & Transportation 1.3%
[h,i] Equitrans Midstream Corp., Loans, TBD, 1/31/24	United States	800,000		785,333
Strike LLC, Term Loan, 10.064%, (6-month USD LIBOR + 8.00%), 11/30/22	United States	2,621,940		2,618,663

				3,403,996

Other Diversified Financial Services 0.9%
[h,i] Maverick Purchaser Sub LLC, first lien, Term Loan, TBD, 1/31/27	United States	860,000		866,450
Trans Union LLC, 2019 Replacement Term B-5 Loans, 3.395%, (1-month USD LIBOR + 1.75%), 11/15/26	United States	1,456,731		1,463,650

				2,330,100

Packaged Foods & Meats 1.3%
B&G Foods Inc., Tranche B-4 Term Loan, 4.145%, (1-month USD LIBOR + 2.50%), 10/10/26	United States	226,238		227,228
CSM Bakery Supplies LLC, Second Lien Term Loan, 9.62%, (3-month USD LIBOR + 7.75%), 7/03/21	United States	1,330,000		1,274,306
JBS USA Lux SA, New Term Loans, 3.645%, (1-month USD LIBOR + 2.00%), 5/01/26	United States	1,804,314		1,816,344

				3,317,878

Paper Packaging 0.3%
[h] Berry Global Inc., Term Y Loans, 3.781%, (1-month USD LIBOR + 2.00%), 7/01/26	United States	690,789		695,395

Personal Products 0.3%
[h,i] Knowlton Development Corp., Initial Term Loan, TBD, 12/21/25	United States	892,002		894,604

Pharmaceuticals 0.5%
Horizon Pharma Inc., Seventh Amendment Refinancing Term Loans, 4.00%, (1-month USD LIBOR + 2.25%), 5/22/26	United States	1,161,809		1,171,974

Railroads 0.3%
Genesee & Wyoming Inc., Initial Term Loan, 3.906%, (3-month USD LIBOR + 2.00%), 12/30/26	United States	749,677		756,393

Real Estate Services 0.1%
[h,i] Cushman & Wakefield U.S. Borrower LLC, Replacement Term Loan, TBD, 8/21/25	United States	180,305		181,287

Research & Consulting Services 1.2%
Nielsen Finance LLC (VNU Inc.), Class B-4 Term Loans (VNU Inc.), 3.699%, (1-month USD LIBOR + 2.00%), 10/04/23	United States	2,992,308		3,001,659

Restaurants 1.4%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC (Yum Brands), Term Loan B, 3.408%, (1-month USD LIBOR + 1.75%), 4/03/25	United States	3,473,485		3,493,013

Security & Alarm Services 0.5%
[h] Prime Security Services Borrower LLC, Term B-1 Facility, 5.01%, (1-month USD LIBOR + 3.25%), 9/12/26	United States	1,246,875		1,251,118

Semiconductors 1.4%
ON Semiconductor Corp., 2019 Replacement Term B-4 Loans, 3.645%, (1-month USD LIBOR + 2.00%), 9/18/26	United States	3,491,250		3,515,241

Semiannual Report	6

FRANKLIN FLOATING RATE MASTER TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Income Fund (continued)

	Country	Principal Amount	*	Value

[f,g] Senior Floating Rate Interests (continued)
Specialized Consumer Services 0.0%†
Sabre GLBL Inc., 2018 Other Term B Loans, 3.645%, (1-month USD LIBOR + 2.00%), 2/22/24	United States	$66,080		$66,410

Specialized Finance 0.6%
[h,i] First Eagle Holdings Inc., Initial Term Loan, TBD, 2/17/27	United States	1,450,000		1,452,719

Specialty Chemicals 0.5%
Axalta Coating Systems U.S. Holdings Inc. (DuPont Performance Coatings), Term B-3 Dollar Loan, 3.695%, (3-month USD LIBOR + 1.75%), 6/01/24	United States	1,395,114		1,396,858

Specialty Stores 7.7%
[h] Bass Pro Group LLC, Initial Term Loans, 6.645%, (1-month USD LIBOR + 5.00%), 9/25/24	United States	1,496,173		1,494,927
General Nutrition Centers Inc., Tranche B-2 Term Loans, 10.40%, (1-month USD LIBOR + 8.75%), 3/04/21	United States	13,170,789		12,520,482
[h] Harbor Freight Tools USA Inc., Refinancing Loans, 4.145%, (1-month USD LIBOR + 2.50%), 8/19/23	United States	2,543,490		2,530,136
Michaels Stores Inc., 2018 New Replacement Term B Loan, 4.15% - 4.161%, (1-month USD LIBOR + 2.50%), 1/28/23	United States	2,692,321		2,610,590
[h,i] Staples Inc., 2019 Refinancing Term B-1 Loans, TBD, 4/12/26	United States	585,366		575,366

				19,731,501

Systems Software 5.2%
[h] Dcert Buyer Inc., Initial Term Loans, 5.645%, (1-month USD LIBOR + 4.00%), 10/16/26	United States	2,150,000		2,155,375
[h] Finastra USA Inc., Dollar Term Loan, 5.277%, (3-month USD LIBOR + 3.50%), 6/13/24	United States	3,000,000		2,975,088
Go Daddy Operating Co. LLC, Tranche B-2 Term Loan, 3.395%, (1-month USD LIBOR + 1.75%), 2/15/24	United States	2,586,596		2,596,094
Infor (U.S.) Inc. (Lawson), Tranche B-6 Term Loan, 4.695%, (3-month USD LIBOR + 2.75%), 2/01/22	United States	1,994,872		2,010,831
[h,i] Perforce Software Inc., First Lien Term Loan, TBD, 7/08/26	United States	2,004,000		2,009,010
[h,i] Sophos (Surf Holdings LLC), Term Loan B, TBD, 3/31/27	United States	1,143,592		1,152,169
[h,i] Vertafore Inc., Initial Term Loans, TBD, 7/02/25	United States	414,458		410,313

				13,308,880

Trucking 0.5%
[h,i] The Kenan Advantage Group, Inc., Initial Canadian Term Loan, TBD, 7/29/22	United States	268,963		268,851
[h,i] Kenan Advantage Group, Inc., Initial U.S. Term Loans, TBD, 7/31/22	United States	1,131,037		1,130,565

				1,399,416

Total Senior Floating Rate Interests (Cost $245,240,072)				232,449,021

		Units

Escrows and Litigation Trusts (Cost $—) 0.0%
[a,b,c,d] Remington Outdoor Co. Inc., Litigation Units	United States	68,931		—

Total Investments before Short Term Investments (Cost $288,183,500)				243,895,498

7	Semiannual Report

FRANKLIN FLOATING RATE MASTER TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Income Fund (continued)

	Country	Shares	Value
Short Term Investments (Cost $49,194,061) 19.2%

Money Market Funds 19.2%
[j,k] Institutional Fiduciary Trust Money Market Portfolio, 1.21%	United States	49,194,061	$49,194,061

Total Investments (Cost $337,377,561) 114.4%			293,089,559
Other Assets, less Liabilities (14.4)%			(36,966,947)

Net Assets 100.0%			$256,122,612

See Abbreviations on page 20.

†Rounds to less than 0.1% of net assets.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aNon-income producing.

bSee Note 9 regarding holdings of 5% voting securities.

cFair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.

dSee Note 8 regarding restricted securities.

eIncome may be received in additional securities and/or cash.

fThe coupon rate shown represents the rate at period end.

gSee Note 1(c) regarding senior floating rate interests.

hA portion or all of the security purchased on a delayed delivery basis. See Note 1(b).

iA portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of settlement and will be based upon a reference index/floor plus a spread.

jSee Note 3(d) regarding investments in affiliated management investment companies.

kThe rate shown is the annualized seven-day effective yield at period end.

The accompanying notes are an integral part of these financial statements. | Semiannual Report	8

FRANKLIN FLOATING RATE MASTER TRUST

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

January 31, 2020 (unaudited)

Franklin Floating Rate Income Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$254,878,390
Cost - Non-controlled affiliates (Note 3d and 9)	82,499,171

Value - Unaffiliated issuers	$243,437,883
Value - Non-controlled affiliates (Note 3d and 9)	49,651,676
Cash	1,022,418
Receivables:
Investment securities sold	664,529
Interest	2,098,766
Other assets	7

Total assets	296,875,279

Liabilities:
Payables:
Investment securities purchased	39,351,919
Management fees	115,048
Trustees’ fees and expenses	339
Distributions to shareholders	1,216,616
Accrued expenses and other liabilities	68,745

Total liabilities	40,752,667

Net assets, at value	$256,122,612

Net assets consist of:
Paid-in capital	$315,379,448
Total distributable earnings (losses)	(59,256,836)

Net assets, at value	$256,122,612

Shares outstanding	30,596,313

Net asset value per share	$8.37

9	Semiannual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FLOATING RATE MASTER TRUST

FINANCIAL STATEMENTS

Statement of Operations

for the six months ended January 31, 2020 (unaudited)

Franklin Floating Rate Income Fund

Investment income:
Dividends:
Non-controlled affiliates (Note 3d and 9)	$293,084
Interest:
Unaffiliated issuers	9,849,017

Total investment income	10,142,101

Expenses:
Management fees (Note 3a)	930,622
Custodian fees (Note 4)	1,019
Reports to shareholders	2,955
Registration and filing fees	104
Professional fees	70,821
Trustees’ fees and expenses	9,013
Other	7,604

Total expenses	1,022,138
Expense reductions (Note 4)	(394)
Expenses waived/paid by affiliates (Note 3d and 3e)	(163,688)

Net expenses	858,056

Net investment income	9,284,045

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(10,365,029)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	2,291,343
Non-controlled affiliates (Note 3d and 9)	(1,098,276)

Net change in unrealized appreciation (depreciation)	1,193,067

Net realized and unrealized gain (loss)	(9,171,962)

Net increase (decrease) in net assets resulting from operations	$112,083

The accompanying notes are an integral part of these financial statements. | Semiannual Report	10

FRANKLIN FLOATING RATE MASTER TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Franklin Floating Rate Income Fund

	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019
Increase (decrease) in net assets:
Operations:
Net investment income	$ 9,284,045	$ 26,342,449
Net realized gain (loss)	(10,365,029)	(4,185,843)
Net change in unrealized appreciation (depreciation)	1,193,067	(27,018,665)

Net increase (decrease) in net assets resulting from operations	112,083	(4,862,059)

Distributions to shareholders	(9,282,483)	(26,817,913)

Capital share transactions (Note 2)	(59,797,800)	(6,300,360)

Net increase (decrease) in net assets	(68,968,200)	(37,980,332)
Net assets:
Beginning of period	325,090,812	363,071,144

End of period	$256,122,612	$325,090,812

11	Semiannual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FLOATING RATE MASTER TRUST

Notes to Financial Statements (unaudited)

Franklin Floating Rate Income Fund

1.  Organization and Significant Accounting Policies

Franklin Floating Rate Master Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of two separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Franklin Floating Rate Income Fund (Fund) is included in this report. The shares are issued in private placement and exempt from registration under the Securities Act of 1933.

The following summarizes the Fund’s significant accounting policies.

a.   Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

b.   Securities Purchased on a Delayed Delivery Basis

The Fund purchases securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

c.   Senior Floating Rate Interests

The Fund invests in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially

Semiannual Report	12

FRANKLIN FLOATING RATE MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Floating Rate Income Fund (continued)

1.  Organization and Significant Accounting Policies (continued)

c. Senior Floating Rate Interests (continued)

less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to certain restrictions on resale. On July 27, 2017, the United Kingdom’s Financial Conduct Authority announced its intention to cease sustaining LIBOR after 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments that use or may use a floating rate based on LIBOR cannot yet be determined.

d.   Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of January 31, 2020, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

e.   Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Facility fees are recognized as income over the expected term of the loan. Dividend income is recorded on the ex-dividend date. Dividends from net investment income are normally declared daily; these dividends may be reinvested or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust or based on the ratio of number of shareholders of each Fund to the combined number of shareholders of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

f.   Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g.   Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

13	Semiannual Report

FRANKLIN FLOATING RATE MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Floating Rate Income Fund (continued)

2.  Shares of Beneficial Interest

At January 31, 2020, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended January 31, 2020		Year Ended July 31, 2019

	Shares	Amount	Shares	Amount
Shares redeemed	(7,170,000)	(59,797,800)	(666,000)	(6,300,360)

Net increase (decrease)	(7,170,000)	$(59,797,800)	(666,000)	$(6,300,360)

3.  Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation

Franklin Advisers, Inc. (Advisers)	Investment manager

Franklin Templeton Services, LLC (FT Services)	Administrative manager

Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a.   Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets

0.650%	Up to and including $500 million

0.550%	Over $500 million, up to and including $1 billion

0.500%	Over $1 billion, up to and including $1.5 billion

0.450%	Over $1.5 billion, up to and including $6.5 billion

0.425%	Over $6.5 billion, up to and including $11.5 billion

0.400%	Over $11.5 billion, up to and including $16.5 billion

0.390%	Over $16.5 billion, up to and including $19 billion

0.380%	Over $19 billion, up to and including $21.5 billion

0.370%	In excess of $21.5 billion

b.   Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c.   Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

Semiannual Report	14

FRANKLIN FLOATING RATE MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

 Franklin Floating Rate Income Fund (continued)

3.   Transactions with Affiliates (continued)

d. Investments in Affiliated Management Investment Companies

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended January 31, 2020, the Fund held investments in affiliated management investment companies as follows:

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 1.21%	$37,831,757	$117,410,081	$(106,047,777)	$ —	$ —	$49,194,061	49,194,061	$293,084

e.   Waiver and Expense Reimbursements

Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Fund so that the expenses (excluding acquired fund fees and expenses, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) of the Fund do not exceed 0.60% based on the average net assets of the Fund until November 30, 2020. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.

f.   Other Affiliated Transactions

At January 31, 2020, the shares of the Fund were owned by the following investment companies:

	Shares	Percentage of Outstanding Shares

Franklin Floating Rate Daily Access Fund	6,837,495	22.3%
Franklin Floating Rate Master Series	3,457,562	11.3%
Franklin Low Duration Total Return Fund	2,389,308	7.8%
Franklin Strategic Income Fund	15,243,687	49.8%[a]
Franklin Strategic Income VIP Fund	1,118,951	3.7%
Franklin Total Return Fund	1,549,310	5.1%

Total	30,596,313	100.0%

aInvestment activities of this shareholder could have a material impact on the Fund.

4.  Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended January 31, 2020, the custodian fees were reduced as noted in the Statement of Operations.

15	Semiannual Report

FRANKLIN FLOATING RATE MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Floating Rate Income Fund (continued)

5.  Income Taxes

At January 31, 2020, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$338,184,144

Unrealized appreciation	$2,453,459
Unrealized depreciation	(47,548,044)

Net unrealized appreciation (depreciation)	$(45,094,585)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of payments-in-kind and bond discounts and premiums.

6.  Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended January 31, 2020, aggregated $85,586,226 and $126,337,433, respectively.

7.  Credit Risk

At January 31, 2020, the Fund had 80.0% of its portfolio invested in high yield, senior secured floating rate loans rated below investment grade and unrated securities, if any. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

8.  Restricted Securities

The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At January 31, 2020, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:

Shares/ Units	Issuer	Acquisition Date	Cost	Value

209,637	[a] Appvion Operations Inc	6/14/18	$2,148,646	$3,043,019

68,931	[b] Remington Outdoor Co. Inc., Litigation Units	5/16/18	—	—

	Total Restricted Securities (Value is 1.2% of Net Assets)		$2,148,646	$3,043,019

aThe Fund also invests in unrestricted securities of the issuer, valued at $11,689,519 as of January 31, 2020.

bThe Fund also invests in unrestricted securities of the issuer, valued at $457,615 as of January 31, 2020.

Semiannual Report	16

FRANKLIN FLOATING RATE MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Floating Rate Income Fund (continued)

9. Holdings of 5% Voting Securities of Portfolio Companies

The 1940 Act defines “affiliated companies” to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended January 31, 2020, investments in “affiliated companies” were as follows:

Name of Issuer	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares/Units Held at End of Period	Dividend Income

Non-Controlled Affiliates
Remington Outdoor Co. Inc.	$1,555,891	$ —	$ —	$ —	$(1,098,276)	$457,615	732,184	$ —
Remington Outdoor Co. Inc., Litigation Units	—	—	—	—	—	—	68,931	—

Total Affiliated Securities (Value is 0.2% of Net Assets)	$1,555,891	$ —	$ —	$ —	$(1,098,276)	$457,615		$ —

10.  Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matured on February 7, 2020. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective February 7, 2020, the Borrowers renewed the Global Credit Facility for a one year term, maturing February 5, 2021, for a total of $2 billion.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended January 31, 2020, the Fund did not use the Global Credit Facility.

11.  Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

17	Semiannual Report

FRANKLIN FLOATING RATE MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Floating Rate Income Fund (continued)

A summary of inputs used as of January 31, 2020, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total

Assets:
Investments in Securities:[a]
Equity Investments:
Diversified Support Services	$—	$457,615	$—		$457,615
Forest Products	—	—	3,043,019		3,043,019
Corporate Bonds	—	7,945,843	—		7,945,843
Senior Floating Rate Interests	—	232,449,021	—		232,449,021
Escrows and Litigation Trusts	—	—	—	[b]	—
Short Term Investments	49,194,061	—	—		49,194,061

Total Investments in Securities	$49,194,061	$240,852,479	$3,043,019		$293,089,559

aFor detailed categories, see the accompanying Statement of Investments.

bIncludes securities determined to have no value at January 31, 2020.

Semiannual Report	18

FRANKLIN FLOATING RATE MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Floating Rate Income Fund (continued)

11.  Fair Value Measurements (continued)

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period. At January 31, 2020, the reconciliation of assets, is as follows:

	Balance at Beginning of Period		Purchases/ (Sales)	Transfer Into/ (Out of) Level 3	Cost Basis Adjustments	Net Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Balance at End of Period		Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Period End

Assets:
Investments in Securities:
Equity Investments:
Forest Products	$2,396,922		$—	$—	$—	$—	$646,097	$3,043,019		$646,097
Escrows and Litigation Trusts	—	[a]	—	—	—	—	—	—	[a]	—

Total	$2,396,922		$—	$—	$—	$—	$646,097	$3,043,019		$646,097

aIncludes securities determined to have no value.

Significant unobservable valuation inputs for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of January 31, 2020, are as follows:

Description	Fair Value at End of Period		Valuation Technique	Unobservable Inputs	Amount/Range (Weighted Averagea)	Impact to Fair Value if Input Increases[b]
Franklin Floating Rate Income Fund
Assets:
Investments in Securities:
Equity Investments:
Forest Products	$3,043,019		Discounted cash flow	Weighted average cost of capital	16.8%	Decrease	[c]

				Total unlevered free cashflows	$152.5 mil	Increase	[c]

				Discount for lack of marketability	20.0%	Decrease	[d]

				Long term growth	0.0%	Increase

All Other Investments[e]	—	[f]

Total	$3,043,019

aWeighted based on the relative fair value of the financial instruments.

bRepresents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.

cRepresents a significant impact to fair value and net assets.

dRepresents a significant impact to fair value but not net assets.

eIncludes fair value of immaterial financial instruments developed using various valuation techniques and unobservable inputs. May also include financial instruments with values derived using private transaction prices or non-public third party pricing information which is unobservable.

fIncludes securities determined to have no value at January 31, 2020.

19	Semiannual Report

FRANKLIN FLOATING RATE MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Floating Rate Income Fund (continued)

12.  Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

Abbreviations

Currency		Selected Portfolio
USD	United States Dollar	LIBOR	London InterBank Offered Rate
		PIK	Payment-In-Kind
		TBD	To Be Determined

Semiannual Report	20

Item 2.	Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.	Principal Accountant Fees and Services. N/A

Item 5.	Audit Committee of Listed Registrants. N/A

Item 6.	Schedule of Investments. N/A

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11.	Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Company. N/A

Item 13.	Exhibits.

(a) (1)	Code of Ethics

(a) (2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FLOATING RATE MASTER TRUST

By	S\MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer - Finance and Administration

Date March 31, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	S\MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer - Finance and Administration

Date March 31, 2020

By	S\GASTON GARDEY
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer

Date March 31, 2020